Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Premises and Equipment
Premises and equipment at December 31 consisted of the following:

(Dollars in Millions)	2022	2021
Land	$535	$445
Buildings and improvements	3,296	3,161
Furniture, fixtures and equipment	3,485	3,438
Right of use assets on operating leases	1,296	1,014
Right of use assets on finance leases	269	172
Construction in progress	46	23

	8,927	8,253
Less accumulated depreciation and amortization	(5,069)	(4,948)

Total	$3,858	$3,305